Classification of financial instruments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Derivative assets	£ 32	£ 63
Derivative liabilities	(34)	(52)
Financial assets	2,138	2,327
Other financial assets	113	138	£ 122
Cash and cash equivalents	937	1,097
Proceeds from reclassification of fair value assets	16
Money market funds [Member]
Disclosure of financial liabilities [line items]
Group Bonds	767	965
Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Financial assets	113	138
Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Derivative assets	32	63
Derivative liabilities	34	52
Level 3 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Financial assets	87	96
Other financial assets	200	234	£ 304
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Other financial assets	113	138
Level 1 of fair value hierarchy [member] | Money market funds [Member]
Disclosure of financial liabilities [line items]
Cash and cash equivalents	£ 84	£ 93